Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Revenues Disclosure [Abstract]
Schedule of disaggregated revenue
	Six months ended June 30,
	2019	2020
	Total
	Unaudited

Type of contract
T&M contracts	$89,706	$119,594
Fixed-priced contracts	66,610	64,003

Total	156,316	183,597

Timing of revenue recognition
Products transferred at a point in time	5,003	5,200
Products and services transferred over time	151,313	178,397

Total	$156,316	$183,597

Schedule of trade receivables, contract assets and contract liabilities from contracts with customers
	December 31, 2019	June 30, 2020
		Unaudited

Trade receivables	34,615	45,943
Contract assets *)	6,095	6,161
Short-term unbilled receivables **)	9,511	10,865
Long-term unbilled receivables **)	362	782
Deferred revenues (short-term contract liabilities)	21,021	25,061
Long-term deferred revenues (long-term contract liabilities) ***)	216	-

(*)	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
(**)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
***)	Included in other long-term liabilities in the consolidated balance sheets